Employee benefit obligations - Reconciliation of Employee Benefit Obligation (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Employee benefit obligations at January 1	SFr (5,630)	SFr (3,045)
Amounts recognized in income statement	(2,601)	(1,625)
Amounts recognized in other comprehensive income	907	(1,620)
Contributions by the employer	1,471	661
Employee benefit obligations at December 31	SFr (5,853)	SFr (5,630)